Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] ¥ in Thousands	Feb. 29, 2024 Vehicles	Mar. 31, 2024 CNY (¥)
Subsequent Event [Line Items]
Number of battery vehicles for which services are to be rendered | Vehicles	2
Issuing debt securities to investors | ¥		¥ 1,016,000